Quarterly Holdings Report
for

Fidelity® Series Large Cap Value Index Fund

April 30, 2021

XS6-QTLY-0621
1.967968.107

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	2,119,596	$66,576,510
Lumen Technologies, Inc.	324,543	4,163,887
Verizon Communications, Inc.	1,231,649	71,176,996
		141,917,393
Entertainment - 2.1%
Activision Blizzard, Inc.	137,217	12,512,818
Electronic Arts, Inc.	72,953	10,365,162
Lions Gate Entertainment Corp.:
Class A (a)(b)	17,633	255,150
Class B (a)	34,041	428,917
Madison Square Garden Entertainment Corp. (a)	5,485	496,996
Madison Square Garden Sports Corp. (a)	5,540	1,024,014
Playtika Holding Corp.	11,828	328,582
Take-Two Interactive Software, Inc. (a)	2,516	441,256
The Walt Disney Co. (a)	537,207	99,931,246
Zynga, Inc. (a)	46,310	501,074
		126,285,215
Interactive Media & Services - 2.0%
Alphabet, Inc.:
Class A (a)	19,993	47,053,526
Class C (a)	19,353	46,643,052
Pinterest, Inc. Class A (a)	20,293	1,346,846
TripAdvisor, Inc. (a)	29,849	1,406,783
Twitter, Inc. (a)	231,391	12,777,411
Zillow Group, Inc.:
Class A (a)	15,141	2,019,052
Class C (a)	38,558	5,017,167
		116,263,837
Media - 2.2%
Charter Communications, Inc. Class A (a)	4,048	2,726,126
Comcast Corp. Class A	1,346,960	75,631,804
Discovery Communications, Inc.:
Class A (a)	46,309	1,743,997
Class C (non-vtg.) (a)	92,026	2,973,360
DISH Network Corp. Class A (a)	72,900	3,265,191
Fox Corp.:
Class A	98,994	3,704,355
Class B	47,001	1,709,896
Interpublic Group of Companies, Inc.	115,276	3,660,013
John Wiley & Sons, Inc. Class A	12,743	725,586
Liberty Broadband Corp.:
Class A (a)	7,455	1,175,430
Class C (a)	47,313	7,698,771
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	58,793	2,759,743
Liberty Media Class A (a)	7,436	307,999
Liberty SiriusXM Series A (a)	22,003	994,316
Liberty SiriusXM Series C (a)	45,266	2,047,381
News Corp.:
Class A	114,755	3,006,007
Class B	36,367	884,082
Nexstar Broadcasting Group, Inc. Class A	4,175	615,437
Omnicom Group, Inc.	63,101	5,190,688
Sirius XM Holdings, Inc. (b)	131,094	799,673
The New York Times Co. Class A	48,294	2,193,031
ViacomCBS, Inc.:
Class A	3,373	152,460
Class B	166,526	6,830,897
		130,796,243
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	163,440	21,595,327
Telephone & Data Systems, Inc.	29,735	683,310
U.S. Cellular Corp. (a)	4,385	149,660
		22,428,297

TOTAL COMMUNICATION SERVICES		537,690,985

CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.3%
Aptiv PLC (a)	79,491	11,437,960
BorgWarner, Inc.	63,309	3,075,551
Gentex Corp.	72,762	2,559,767
Lear Corp.	17,771	3,267,021
		20,340,299
Automobiles - 0.7%
Ford Motor Co. (a)	1,157,579	13,358,462
General Motors Co. (a)	371,145	21,236,917
Harley-Davidson, Inc.	45,364	2,194,257
Thor Industries, Inc.	15,756	2,230,892
		39,020,528
Distributors - 0.2%
Genuine Parts Co.	41,682	5,209,000
LKQ Corp. (a)	89,832	4,196,053
		9,405,053
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	5,413	783,965
Frontdoor, Inc. (a)	21,187	1,134,140
Graham Holdings Co.	1,154	733,494
Grand Canyon Education, Inc. (a)	13,848	1,499,600
H&R Block, Inc.	16,308	363,016
Service Corp. International	50,011	2,672,588
Terminix Global Holdings, Inc. (a)	39,227	1,996,262
		9,183,065
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	67,701	2,631,538
Carnival Corp. (a)	179,945	5,031,262
Choice Hotels International, Inc.	10,339	1,176,578
Darden Restaurants, Inc.	38,584	5,661,044
Expedia, Inc. (a)	36,376	6,410,542
Extended Stay America, Inc. unit	52,655	1,047,308
Hilton Worldwide Holdings, Inc.	81,011	10,426,116
Hyatt Hotels Corp. Class A (a)	10,503	864,712
Las Vegas Sands Corp. (a)	56,462	3,458,862
Marriott International, Inc. Class A	79,766	11,846,846
McDonald's Corp.	189,637	44,769,503
MGM Resorts International	139,636	5,685,978
Norwegian Cruise Line Holdings Ltd. (a)(b)	107,562	3,339,800
Planet Fitness, Inc. (a)(b)	10,469	879,291
Royal Caribbean Cruises Ltd.	58,559	5,091,705
Six Flags Entertainment Corp. (a)	22,703	1,066,587
Starbucks Corp.	146,950	16,824,306
Travel+Leisure Co.	24,927	1,608,539
Vail Resorts, Inc.	10,901	3,544,569
Wyndham Hotels & Resorts, Inc.	27,193	1,988,080
Wynn Resorts Ltd. (a)	23,434	3,008,926
Yum China Holdings, Inc.	110,668	6,963,231
Yum! Brands, Inc.	82,760	9,891,475
		153,216,798
Household Durables - 0.8%
D.R. Horton, Inc.	98,086	9,640,873
Garmin Ltd.	44,378	6,090,437
Leggett & Platt, Inc.	39,151	1,944,630
Lennar Corp.:
Class A	80,135	8,301,986
Class B	4,872	392,537
Mohawk Industries, Inc. (a)	17,230	3,540,765
Newell Brands, Inc.	113,918	3,071,229
NVR, Inc. (a)	892	4,476,145
PulteGroup, Inc.	79,335	4,690,285
Tempur Sealy International, Inc.	14,467	551,771
Toll Brothers, Inc.	33,276	2,086,405
Whirlpool Corp.	18,330	4,334,129
		49,121,192
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	16,483	919,587
GrubHub, Inc. (a)	24,666	1,678,275
Qurate Retail, Inc. Series A	113,079	1,345,640
Wayfair LLC Class A (a)	1,841	544,144
		4,487,646
Leisure Products - 0.2%
Brunswick Corp.	23,395	2,506,306
Hasbro, Inc.	37,740	3,753,243
Mattel, Inc. (a)(b)	41,238	884,967
Peloton Interactive, Inc. Class A (a)	57,074	5,613,228
Polaris, Inc.	15,458	2,164,584
		14,922,328
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	36,355	4,177,190
Kohl's Corp.	46,673	2,737,838
Nordstrom, Inc. (a)(b)	32,438	1,189,826
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	1,869	172,453
Target Corp.	148,520	30,782,255
		39,059,562
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	19,402	3,883,504
AutoNation, Inc. (a)	17,012	1,743,390
AutoZone, Inc. (a)	2,761	4,042,435
Best Buy Co., Inc.	55,471	6,449,613
Burlington Stores, Inc. (a)	2,036	664,408
CarMax, Inc. (a)	44,639	5,947,700
Dick's Sporting Goods, Inc. (b)	18,511	1,528,638
Foot Locker, Inc.	30,692	1,810,214
Gap, Inc.	54,148	1,792,299
L Brands, Inc. (a)	68,030	4,483,177
Leslie's, Inc. (b)	14,095	400,580
Penske Automotive Group, Inc.	9,406	824,812
Petco Health & Wellness Co., Inc. (b)	8,042	189,952
Ross Stores, Inc.	19,806	2,593,398
The Home Depot, Inc.	159,653	51,674,887
TJX Companies, Inc.	67,659	4,803,789
Ulta Beauty, Inc. (a)	1,127	371,177
Vroom, Inc. (b)	6,331	292,935
Williams-Sonoma, Inc.	19,072	3,256,544
		96,753,452
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	42,562	2,344,315
Carter's, Inc.	12,726	1,384,462
Columbia Sportswear Co.	8,505	927,130
Hanesbrands, Inc.	102,836	2,165,726
PVH Corp.	20,828	2,357,313
Ralph Lauren Corp.	13,963	1,861,128
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(b)	39,667	1,923,453
Tapestry, Inc.	82,020	3,924,657
Under Armour, Inc.:
Class A (sub. vtg.) (a)	55,725	1,354,675
Class C (non-vtg.) (a)	58,539	1,165,511
VF Corp.	90,134	7,901,146
		27,309,516

TOTAL CONSUMER DISCRETIONARY		462,819,439

CONSUMER STAPLES - 7.0%
Beverages - 1.1%
Brown-Forman Corp.:
Class A	1,940	138,419
Class B (non-vtg.)	7,925	604,519
Constellation Brands, Inc. Class A (sub. vtg.)	47,978	11,530,073
Keurig Dr. Pepper, Inc.	207,708	7,446,332
Molson Coors Beverage Co. Class B (a)	52,782	2,900,371
PepsiCo, Inc.	109,755	15,822,281
The Coca-Cola Co.	474,580	25,617,828
		64,059,823
Food & Staples Retailing - 1.6%
Albertsons Companies, Inc. (b)	28,672	532,439
Casey's General Stores, Inc.	10,918	2,425,870
Costco Wholesale Corp.	15,348	5,710,837
Grocery Outlet Holding Corp. (a)(b)	9,950	401,881
Kroger Co.	224,876	8,216,969
Sprouts Farmers Market LLC (a)	5,602	143,467
Sysco Corp.	41,451	3,512,143
U.S. Foods Holding Corp. (a)	65,159	2,701,492
Walgreens Boots Alliance, Inc.	215,001	11,416,553
Walmart, Inc.	414,211	57,952,261
		93,013,912
Food Products - 1.7%
Archer Daniels Midland Co.	164,426	10,380,213
Beyond Meat, Inc. (a)(b)	3,151	414,924
Bunge Ltd. (b)	40,224	3,395,710
Campbell Soup Co.	29,098	1,389,430
Conagra Brands, Inc.	144,639	5,364,661
Flowers Foods, Inc.	57,878	1,386,757
General Mills, Inc.	180,235	10,969,102
Hormel Foods Corp. (b)	82,800	3,825,360
Ingredion, Inc.	19,906	1,859,419
Kellogg Co. (b)	49,220	3,072,312
Lamb Weston Holdings, Inc.	33,371	2,686,366
McCormick & Co., Inc. (non-vtg.)	32,460	2,933,086
Mondelez International, Inc.	415,174	25,246,731
Pilgrim's Pride Corp. (a)	10,739	257,306
Post Holdings, Inc. (a)	17,845	2,030,404
Seaboard Corp.	76	271,927
The Hain Celestial Group, Inc. (a)	25,003	1,025,373
The Hershey Co.	9,990	1,641,357
The J.M. Smucker Co. (b)	32,762	4,291,494
The Kraft Heinz Co.	192,194	7,935,690
TreeHouse Foods, Inc. (a)(b)	16,597	790,017
Tyson Foods, Inc. Class A	85,319	6,607,957
		97,775,596
Household Products - 1.5%
Colgate-Palmolive Co.	250,449	20,211,234
Energizer Holdings, Inc. (b)	4,137	203,954
Kimberly-Clark Corp.	100,898	13,451,721
Procter & Gamble Co.	400,584	53,445,917
Reynolds Consumer Products, Inc. (b)	10,412	305,280
Spectrum Brands Holdings, Inc.	12,487	1,100,604
The Clorox Co.	10,891	1,987,608
		90,706,318
Personal Products - 0.1%
Coty, Inc. Class A (a)	85,115	852,001
Estee Lauder Companies, Inc. Class A	7,136	2,239,277
Herbalife Nutrition Ltd. (a)	23,166	1,060,308
Nu Skin Enterprises, Inc. Class A	14,901	787,667
		4,939,253
Tobacco - 1.0%
Altria Group, Inc.	311,732	14,885,203
Philip Morris International, Inc.	462,498	43,937,310
		58,822,513

TOTAL CONSUMER STAPLES		409,317,415

ENERGY - 4.9%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A (b)	194,783	3,911,243
Halliburton Co.	263,283	5,149,815
Helmerich & Payne, Inc. (b)	30,858	790,891
NOV, Inc. (a)	115,109	1,720,880
Schlumberger Ltd.	412,379	11,154,852
		22,727,681
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream GP LP (b)	84,719	731,972
APA Corp.	111,990	2,239,800
Cabot Oil & Gas Corp. (b)	116,296	1,938,654
Chevron Corp.	572,520	59,009,636
Cimarex Energy Co.	29,787	1,971,899
ConocoPhillips Co.	403,679	20,644,144
Continental Resources, Inc. (b)	22,086	601,623
Devon Energy Corp.	174,844	4,087,853
Diamondback Energy, Inc.	50,297	4,110,774
EOG Resources, Inc.	172,959	12,736,701
EQT Corp. (a)	81,593	1,558,426
Equitrans Midstream Corp.	109,446	893,079
Exxon Mobil Corp.	1,258,021	72,009,122
Hess Corp.	81,479	6,071,000
HollyFrontier Corp.	44,316	1,551,060
Kinder Morgan, Inc.	577,714	9,850,024
Marathon Oil Corp.	233,728	2,631,777
Marathon Petroleum Corp.	192,098	10,690,254
Murphy Oil Corp.	42,943	727,025
Occidental Petroleum Corp.	249,096	6,317,075
ONEOK, Inc.	131,498	6,882,605
Phillips 66 Co.	129,571	10,483,590
Pioneer Natural Resources Co.	59,895	9,213,648
Targa Resources Corp.	67,135	2,328,913
The Williams Companies, Inc.	360,921	8,792,036
Valero Energy Corp.	121,004	8,949,456
		267,022,146

TOTAL ENERGY		289,749,827

FINANCIALS - 21.0%
Banks - 8.6%
Associated Banc-Corp.	44,775	980,125
Bank of America Corp.	2,299,119	93,183,293
Bank of Hawaii Corp. (b)	11,722	1,065,413
Bank OZK	36,251	1,485,928
BOK Financial Corp.	9,265	814,764
Citigroup, Inc.	618,887	44,089,510
Citizens Financial Group, Inc.	126,424	5,850,903
Comerica, Inc.	41,259	3,101,026
Commerce Bancshares, Inc. (b)	31,312	2,436,387
Cullen/Frost Bankers, Inc.	16,602	1,993,236
East West Bancorp, Inc.	41,804	3,183,375
Fifth Third Bancorp	211,009	8,554,305
First Citizens Bancshares, Inc.	1,870	1,622,150
First Hawaiian, Inc.	38,276	1,051,059
First Horizon National Corp.	161,786	2,959,066
First Republic Bank	51,247	9,390,500
FNB Corp., Pennsylvania	95,818	1,235,094
Huntington Bancshares, Inc.	299,586	4,589,658
JPMorgan Chase & Co.	900,341	138,481,449
KeyCorp	288,188	6,270,971
M&T Bank Corp.	37,985	5,989,855
PacWest Bancorp	34,638	1,503,636
Peoples United Financial, Inc.	125,404	2,273,575
Pinnacle Financial Partners, Inc.	21,907	1,919,929
PNC Financial Services Group, Inc.	126,003	23,556,261
Popular, Inc.	24,602	1,819,564
Prosperity Bancshares, Inc.	26,472	1,941,986
Regions Financial Corp.	285,025	6,213,545
Signature Bank	16,673	4,193,426
Sterling Bancorp	57,398	1,442,412
SVB Financial Group (a)	15,249	8,719,836
Synovus Financial Corp.	43,357	2,031,709
TCF Financial Corp.	44,734	2,036,292
Truist Financial Corp.	400,195	23,735,565
U.S. Bancorp	403,837	23,967,726
Umpqua Holdings Corp.	65,370	1,218,497
Webster Financial Corp.	26,578	1,406,242
Wells Fargo & Co.	1,128,015	50,817,076
Western Alliance Bancorp.	28,975	3,044,403
Wintrust Financial Corp.	16,725	1,289,498
Zions Bancorp NA	47,870	2,671,146
		504,130,391
Capital Markets - 4.5%
Affiliated Managers Group, Inc.	13,352	2,151,942
Ameriprise Financial, Inc.	35,011	9,046,842
Apollo Global Management LLC Class A (b)	25,532	1,413,707
Bank of New York Mellon Corp.	237,131	11,828,094
BlackRock, Inc. Class A	43,742	35,837,821
Carlyle Group LP	31,780	1,355,735
Cboe Global Markets, Inc.	25,001	2,609,354
Charles Schwab Corp.	409,282	28,813,453
CME Group, Inc.	105,466	21,303,077
Evercore, Inc. Class A	11,718	1,642,043
Franklin Resources, Inc.	81,982	2,459,460
Goldman Sachs Group, Inc.	98,441	34,301,766
Interactive Brokers Group, Inc.	21,766	1,556,704
Intercontinental Exchange, Inc.	106,628	12,551,182
Invesco Ltd.	111,824	3,019,248
KKR & Co. LP	161,255	9,123,808
Lazard Ltd. Class A	29,948	1,347,361
LPL Financial	21,446	3,360,588
Morgan Stanley	415,284	34,281,694
Morningstar, Inc.	1,040	275,610
NASDAQ, Inc.	33,951	5,484,445
Northern Trust Corp.	56,990	6,485,462
Raymond James Financial, Inc.	36,413	4,762,092
S&P Global, Inc.	29,341	11,454,433
SEI Investments Co.	33,427	2,053,755
State Street Corp.	104,469	8,770,173
T. Rowe Price Group, Inc.	50,090	8,976,128
Tradeweb Markets, Inc. Class A	3,771	306,507
Virtu Financial, Inc. Class A	2,105	62,371
		266,634,855
Consumer Finance - 1.3%
Ally Financial, Inc.	110,805	5,700,917
American Express Co.	194,323	29,799,432
Capital One Financial Corp.	134,416	20,038,737
Credit Acceptance Corp. (a)(b)	2,603	1,027,638
Discover Financial Services	90,922	10,365,108
LendingTree, Inc. (a)(b)	165	34,071
OneMain Holdings, Inc.	21,717	1,235,046
Santander Consumer U.S.A. Holdings, Inc.	21,259	721,530
SLM Corp.	85,416	1,679,279
Synchrony Financial	172,929	7,563,914
Upstart Holdings, Inc. (b)	3,279	357,477
		78,523,149
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	559,166	153,742,692
Equitable Holdings, Inc. (b)	119,018	4,073,986
Jefferies Financial Group, Inc.	65,741	2,137,240
Voya Financial, Inc. (b)	36,633	2,484,450
		162,438,368
Insurance - 3.6%
AFLAC, Inc.	203,462	10,932,013
Alleghany Corp. (a)	3,693	2,507,436
Allstate Corp.	90,117	11,426,836
American Financial Group, Inc.	21,131	2,596,155
American International Group, Inc.	255,982	12,402,328
American National Group, Inc.	2,205	249,937
Arch Capital Group Ltd. (a)	116,652	4,632,251
Arthur J. Gallagher & Co.	56,649	8,211,273
Assurant, Inc.	17,412	2,709,307
Assured Guaranty Ltd.	23,192	1,179,313
Athene Holding Ltd. (a)	33,776	2,015,414
Axis Capital Holdings Ltd.	22,455	1,252,989
Brighthouse Financial, Inc. (a)	26,188	1,225,337
Brown & Brown, Inc.	66,197	3,520,356
Chubb Ltd.	133,561	22,917,732
Cincinnati Financial Corp.	44,414	5,004,570
CNA Financial Corp.	8,391	393,790
Erie Indemnity Co. Class A	3,176	679,728
Everest Re Group Ltd.	11,682	3,235,330
Fidelity National Financial, Inc.	81,524	3,719,125
First American Financial Corp.	32,172	2,075,094
Globe Life, Inc.	30,592	3,135,374
GoHealth, Inc. (a)	12,166	145,140
Hanover Insurance Group, Inc.	10,769	1,489,460
Hartford Financial Services Group, Inc.	106,067	6,996,179
Kemper Corp.	18,327	1,430,606
Lemonade, Inc. (a)(b)	9,830	888,632
Lincoln National Corp.	50,036	3,208,809
Loews Corp.	67,442	3,759,892
Markel Corp. (a)	4,009	4,716,268
Marsh & McLennan Companies, Inc.	33,529	4,549,885
Mercury General Corp.	8,054	501,523
MetLife, Inc.	224,755	14,301,161
Old Republic International Corp.	83,917	2,066,037
Primerica, Inc.	4,387	700,911
Principal Financial Group, Inc.	80,571	5,146,070
Progressive Corp.	123,650	12,456,501
Prudential Financial, Inc.	117,463	11,788,587
Reinsurance Group of America, Inc.	20,090	2,622,348
RenaissanceRe Holdings Ltd.	9,940	1,677,971
The Travelers Companies, Inc.	75,077	11,611,409
Unum Group	60,313	1,704,445
W.R. Berkley Corp.	41,302	3,292,595
White Mountains Insurance Group Ltd.	897	1,045,391
Willis Towers Watson PLC	38,183	9,884,051
		212,005,559
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	160,058	2,869,840
Annaly Capital Management, Inc.	416,348	3,780,440
New Residential Investment Corp.	136,333	1,461,490
Starwood Property Trust, Inc.	81,003	2,091,497
		10,203,267
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	100,257	1,527,917
New York Community Bancorp, Inc. (b)	133,493	1,596,576
Rocket Cos., Inc.	19,338	434,138
TFS Financial Corp.	14,559	284,774
		3,843,405

TOTAL FINANCIALS		1,237,778,994

HEALTH CARE - 12.6%
Biotechnology - 0.9%
AbbVie, Inc.	31,418	3,503,107
Acceleron Pharma, Inc. (a)	935	116,847
Agios Pharmaceuticals, Inc. (a)(b)	16,402	915,232
Alexion Pharmaceuticals, Inc. (a)	53,410	9,009,199
Alkermes PLC (a)	46,631	1,026,115
Biogen, Inc. (a)	31,437	8,404,053
BioMarin Pharmaceutical, Inc. (a)	5,020	391,158
bluebird bio, Inc. (a)(b)	10,872	326,160
Exact Sciences Corp. (a)	5,754	758,492
Exelixis, Inc. (a)	58,151	1,431,678
Gilead Sciences, Inc.	373,211	23,687,702
Ionis Pharmaceuticals, Inc. (a)(b)	19,606	839,529
Sage Therapeutics, Inc. (a)(b)	14,094	1,110,043
Sana Biotechnology, Inc. (b)	2,318	49,837
United Therapeutics Corp. (a)	12,869	2,593,876
		54,163,028
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	316,483	38,003,279
Baxter International, Inc.	87,895	7,531,723
Becton, Dickinson & Co.	85,634	21,306,596
Boston Scientific Corp. (a)	424,559	18,510,772
Danaher Corp.	186,075	47,251,886
Dentsply Sirona, Inc.	64,853	4,378,226
Envista Holdings Corp. (a)	47,322	2,048,096
Globus Medical, Inc. (a)	22,391	1,607,002
Haemonetics Corp. (a)	1,040	69,950
Hill-Rom Holdings, Inc.	17,456	1,924,000
Hologic, Inc. (a)	22,994	1,507,257
ICU Medical, Inc. (a)	4,200	874,734
Integra LifeSciences Holdings Corp. (a)	21,178	1,568,866
Medtronic PLC	398,704	52,198,328
STERIS PLC	23,616	4,983,448
Stryker Corp.	69,384	18,222,320
Tandem Diabetes Care, Inc. (a)	1,919	176,356
Teleflex, Inc.	5,112	2,159,718
The Cooper Companies, Inc.	12,701	5,218,714
Zimmer Biomet Holdings, Inc.	61,486	10,892,860
		240,434,131
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	26,080	1,588,794
AmerisourceBergen Corp.	22,479	2,715,463
Anthem, Inc.	54,969	20,854,689
Centene Corp. (a)	120,261	7,424,914
Cigna Corp.	74,600	18,576,146
CVS Health Corp.	388,528	29,683,539
DaVita HealthCare Partners, Inc. (a)	18,397	2,143,802
Encompass Health Corp.	16,023	1,359,712
HCA Holdings, Inc.	37,921	7,624,396
Henry Schein, Inc. (a)	42,288	3,065,880
Humana, Inc.	23,690	10,547,736
Laboratory Corp. of America Holdings (a)	27,192	7,229,537
McKesson Corp.	12,052	2,260,473
Molina Healthcare, Inc. (a)	5,725	1,460,448
Oak Street Health, Inc. (a)(b)	12,457	767,725
Premier, Inc.	36,138	1,277,478
Quest Diagnostics, Inc.	39,660	5,230,361
Signify Health, Inc. (b)	2,120	60,102
UnitedHealth Group, Inc.	47,140	18,799,432
Universal Health Services, Inc. Class B	21,842	3,241,571
		145,912,198
Health Care Technology - 0.0%
American Well Corp. (b)	5,361	82,506
Certara, Inc. (b)	6,059	192,737
Change Healthcare, Inc. (a)	18,970	435,362
Teladoc Health, Inc. (a)(b)	2,090	360,212
		1,070,817
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	82,758	11,059,779
Berkeley Lights, Inc. (a)	3,417	167,809
Bio-Rad Laboratories, Inc. Class A (a)	6,261	3,945,244
Bio-Techne Corp.	691	295,396
Bruker Corp.	17,641	1,208,761
Charles River Laboratories International, Inc. (a)	1,644	546,548
IQVIA Holdings, Inc. (a)	35,040	8,223,538
Maravai LifeSciences Holdings, Inc.	7,150	278,207
Mettler-Toledo International, Inc. (a)	409	537,148
PerkinElmer, Inc.	26,607	3,449,065
PPD, Inc. (a)	7,336	338,923
PRA Health Sciences, Inc. (a)	2,771	462,452
QIAGEN NV (a)	66,689	3,209,742
Sotera Health Co.	11,445	294,823
Syneos Health, Inc. (a)	21,626	1,834,966
Thermo Fisher Scientific, Inc.	48,479	22,796,280
Waters Corp. (a)	16,809	5,040,515
		63,689,196
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	428,660	26,756,957
Catalent, Inc. (a)	48,199	5,420,942
Elanco Animal Health, Inc. (a)	134,807	4,274,730
Horizon Therapeutics PLC (a)	4,313	408,096
Jazz Pharmaceuticals PLC (a)	16,314	2,682,022
Johnson & Johnson	678,773	110,456,730
Merck & Co., Inc.	94,615	7,048,818
Nektar Therapeutics (a)(b)	51,173	1,003,503
Perrigo Co. PLC	40,537	1,687,555
Pfizer, Inc.	1,652,921	63,885,397
Reata Pharmaceuticals, Inc. (a)(b)	853	86,494
Royalty Pharma PLC (b)	54,487	2,397,428
Viatris, Inc. (a)	358,056	4,762,145
Zoetis, Inc. Class A	13,418	2,321,717
		233,192,534

TOTAL HEALTH CARE		738,461,904

INDUSTRIALS - 13.7%
Aerospace & Defense - 2.2%
BWX Technologies, Inc.	10,087	675,022
Curtiss-Wright Corp.	12,314	1,574,961
General Dynamics Corp.	75,339	14,331,738
HEICO Corp.	2,633	370,726
HEICO Corp. Class A	4,448	561,693
Hexcel Corp. (a)	24,750	1,396,148
Howmet Aerospace, Inc. (a)	117,080	3,741,877
Huntington Ingalls Industries, Inc.	10,621	2,255,051
L3Harris Technologies, Inc.	62,266	13,027,915
Mercury Systems, Inc. (a)	3,015	226,849
Northrop Grumman Corp.	3,764	1,334,112
Raytheon Technologies Corp.	423,685	35,267,539
Spirit AeroSystems Holdings, Inc. Class A (b)	31,127	1,422,193
Teledyne Technologies, Inc. (a)	10,754	4,815,104
Textron, Inc.	67,543	4,338,962
The Boeing Co. (a)	158,712	37,187,809
TransDigm Group, Inc. (a)	12,196	7,485,173
Virgin Galactic Holdings, Inc. (a)(b)	2,916	64,589
		130,077,461
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	33,143	3,217,522
Expeditors International of Washington, Inc.	19,379	2,128,977
FedEx Corp.	72,828	21,142,697
United Parcel Service, Inc. Class B	72,385	14,756,406
XPO Logistics, Inc. (a)	25,589	3,559,942
		44,805,544
Airlines - 0.6%
Alaska Air Group, Inc. (a)	36,056	2,492,912
American Airlines Group, Inc. (a)(b)	183,240	3,979,973
Copa Holdings SA Class A (a)	9,257	800,731
Delta Air Lines, Inc. (a)	189,227	8,878,531
JetBlue Airways Corp. (a)	93,204	1,897,633
Southwest Airlines Co. (a)	174,927	10,981,917
United Airlines Holdings, Inc. (a)	92,435	5,028,464
		34,060,161
Building Products - 0.9%
A.O. Smith Corp.	39,357	2,666,437
Allegion PLC	9,584	1,287,898
Armstrong World Industries, Inc.	8,867	919,065
Carrier Global Corp.	165,202	7,199,503
Fortune Brands Home & Security, Inc.	40,850	4,288,433
Johnson Controls International PLC	215,820	13,454,219
Lennox International, Inc.	10,256	3,439,247
Masco Corp.	76,022	4,856,285
Owens Corning	31,709	3,069,748
The AZEK Co., Inc.	22,758	1,098,756
Trane Technologies PLC	70,898	12,324,199
		54,603,790
Commercial Services & Supplies - 0.5%
ADT, Inc.	46,078	423,918
Cintas Corp.	2,974	1,026,446
Clean Harbors, Inc. (a)	15,288	1,360,020
Driven Brands Holdings, Inc.	9,833	280,437
IAA Spinco, Inc. (a)	30,347	1,906,095
MSA Safety, Inc. (b)	8,409	1,351,831
Republic Services, Inc.	62,284	6,620,789
Rollins, Inc.	8,285	308,865
Stericycle, Inc. (a)	27,094	2,066,730
Waste Management, Inc.	109,251	15,073,360
		30,418,491
Construction & Engineering - 0.1%
AECOM (a)	41,835	2,779,099
Quanta Services, Inc.	32,357	3,126,980
Valmont Industries, Inc.	6,219	1,535,160
		7,441,239
Electrical Equipment - 1.0%
Acuity Brands, Inc. (b)	10,599	1,966,326
AMETEK, Inc.	68,038	9,180,367
Array Technologies, Inc.	33,398	940,488
Eaton Corp. PLC	118,820	16,982,943
Emerson Electric Co.	176,803	15,998,903
Generac Holdings, Inc. (a)	1,586	513,785
GrafTech International Ltd.	50,134	637,704
Hubbell, Inc. Class B	16,026	3,077,152
nVent Electric PLC	46,141	1,404,993
Regal Beloit Corp.	12,012	1,734,893
Rockwell Automation, Inc.	17,686	4,673,702
Sensata Technologies, Inc. PLC (a)	45,776	2,643,106
Shoals Technologies Group, Inc.	24,178	775,388
		60,529,750
Industrial Conglomerates - 1.8%
3M Co.	56,787	11,194,989
Carlisle Companies, Inc.	15,576	2,985,140
General Electric Co.	2,582,638	33,884,211
Honeywell International, Inc.	208,699	46,548,225
Roper Technologies, Inc.	26,653	11,898,965
		106,511,530
Machinery - 3.4%
AGCO Corp.	18,319	2,673,108
Allison Transmission Holdings, Inc.	11,698	485,116
Caterpillar, Inc.	160,918	36,707,005
Colfax Corp. (a)	32,893	1,486,435
Crane Co.	14,455	1,359,637
Cummins, Inc.	43,752	11,027,254
Deere & Co.	83,784	31,071,296
Donaldson Co., Inc.	33,775	2,123,772
Dover Corp.	42,640	6,361,462
Flowserve Corp.	38,608	1,530,421
Fortive Corp.	88,280	6,251,990
Gates Industrial Corp. PLC (a)	19,914	343,517
Graco, Inc.	24,495	1,881,216
IDEX Corp.	22,347	5,010,197
Illinois Tool Works, Inc.	52,101	12,007,196
Ingersoll Rand, Inc. (a)	102,806	5,079,644
ITT, Inc.	25,632	2,417,354
Lincoln Electric Holdings, Inc.	9,735	1,246,567
Middleby Corp. (a)	16,337	2,962,225
Nordson Corp.	3,105	656,428
Oshkosh Corp.	20,082	2,498,803
Otis Worldwide Corp.	121,125	9,432,004
PACCAR, Inc.	100,674	9,048,579
Parker Hannifin Corp.	37,998	11,924,152
Pentair PLC	48,951	3,157,829
Snap-On, Inc.	15,957	3,791,383
Stanley Black & Decker, Inc.	45,762	9,462,209
Timken Co.	18,794	1,576,253
Toro Co.	3,163	362,480
Trinity Industries, Inc. (b)	25,973	717,894
Westinghouse Air Brake Co.	53,688	4,406,174
Woodward, Inc.	16,718	2,089,917
Xylem, Inc.	53,070	5,872,196
		197,021,713
Marine - 0.0%
Kirby Corp. (a)	17,718	1,128,637
Professional Services - 0.5%
CACI International, Inc. Class A (a)	6,184	1,576,054
CoreLogic, Inc.	20,548	1,637,676
Dun & Bradstreet Holdings, Inc. (a)	20,868	495,824
Equifax, Inc.	9,259	2,122,441
FTI Consulting, Inc. (a)	10,424	1,447,372
IHS Markit Ltd.	53,599	5,766,180
Jacobs Engineering Group, Inc. (b)	38,385	5,128,620
Leidos Holdings, Inc.	36,043	3,650,435
Manpower, Inc.	17,171	2,075,802
Nielsen Holdings PLC	105,674	2,710,538
Robert Half International, Inc.	32,683	2,863,358
Science Applications International Corp.	15,009	1,342,105
TransUnion Holding Co., Inc.	4,989	521,800
		31,338,205
Road & Rail - 1.6%
AMERCO	2,647	1,579,280
CSX Corp.	226,619	22,831,864
J.B. Hunt Transport Services, Inc.	18,160	3,100,094
Kansas City Southern	26,897	7,859,572
Knight-Swift Transportation Holdings, Inc. Class A	37,087	1,747,539
Landstar System, Inc.	2,144	369,368
Lyft, Inc. (a)	74,727	4,159,305
Norfolk Southern Corp.	74,784	20,882,684
Old Dominion Freight Lines, Inc.	3,978	1,025,568
Ryder System, Inc.	15,574	1,243,428
Schneider National, Inc. Class B	17,334	420,003
Uber Technologies, Inc. (a)	94,606	5,181,571
Union Pacific Corp.	97,604	21,676,872
		92,077,148
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	31,616	1,476,783
Fastenal Co.	32,127	1,679,600
MSC Industrial Direct Co., Inc. Class A (b)	13,652	1,230,864
United Rentals, Inc. (a)	21,360	6,834,132
Univar, Inc. (a)	49,582	1,157,740
W.W. Grainger, Inc.	3,454	1,497,447
Watsco, Inc.	9,659	2,828,735
		16,705,301
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	21,702	722,894

TOTAL INDUSTRIALS		807,441,864

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	3,088	973,245
Ciena Corp. (a)	45,336	2,288,108
Cisco Systems, Inc.	1,262,213	64,259,264
CommScope Holding Co., Inc. (a)	54,303	893,284
EchoStar Holding Corp. Class A (a)	14,338	350,564
F5 Networks, Inc. (a)	18,304	3,418,455
Juniper Networks, Inc.	97,523	2,476,109
Lumentum Holdings, Inc. (a)	20,028	1,703,381
Motorola Solutions, Inc.	45,327	8,535,074
Ubiquiti, Inc. (b)	474	135,246
ViaSat, Inc. (a)(b)	17,492	905,911
		85,938,641
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	70,512	4,748,278
Arrow Electronics, Inc. (a)	21,931	2,501,669
Avnet, Inc.	29,132	1,279,477
Coherent, Inc. (a)	1,268	329,667
Corning, Inc.	222,515	9,837,388
Dolby Laboratories, Inc. Class A	16,762	1,700,840
FLIR Systems, Inc.	38,680	2,319,640
IPG Photonics Corp. (a)	9,832	2,134,626
Jabil, Inc.	35,316	1,851,265
Keysight Technologies, Inc. (a)	36,855	5,320,019
Littelfuse, Inc.	6,984	1,852,436
National Instruments Corp.	38,225	1,582,897
SYNNEX Corp.	12,330	1,494,396
Trimble, Inc. (a)	73,981	6,066,442
Vontier Corp. (a)	45,342	1,421,018
Zebra Technologies Corp. Class A (a)	1,334	650,645
		45,090,703
IT Services - 2.4%
Akamai Technologies, Inc. (a)	8,315	903,841
Alliance Data Systems Corp.	13,884	1,636,229
Amdocs Ltd.	38,322	2,940,830
Automatic Data Processing, Inc.	17,878	3,343,007
BigCommerce Holdings, Inc. (a)(b)	2,255	135,165
Cognizant Technology Solutions Corp. Class A	147,421	11,852,648
Concentrix Corp. (a)	12,315	1,913,505
DXC Technology Co.	75,205	2,474,997
Euronet Worldwide, Inc. (a)	14,904	2,137,681
Fidelity National Information Services, Inc.	183,499	28,056,997
Fiserv, Inc. (a)	120,256	14,445,151
Genpact Ltd.	34,016	1,616,780
Global Payments, Inc.	88,441	18,982,092
IBM Corp.	264,063	37,465,258
Jack Henry & Associates, Inc.	4,885	795,425
Paychex, Inc.	19,995	1,949,313
Sabre Corp. (b)	94,307	1,412,719
The Western Union Co.	98,025	2,525,124
Twilio, Inc. Class A (a)	7,166	2,635,655
VeriSign, Inc. (a)	12,195	2,667,900
WEX, Inc. (a)	11,937	2,449,592
		142,339,909
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	24,910	2,033,154
Allegro MicroSystems LLC (a)(b)	8,076	199,316
Analog Devices, Inc.	96,061	14,712,703
Broadcom, Inc.	6,105	2,785,101
Cirrus Logic, Inc. (a)	17,146	1,275,834
Cree, Inc. (a)(b)	32,745	3,255,508
Entegris, Inc.	2,527	284,490
First Solar, Inc. (a)	27,231	2,083,988
Intel Corp.	1,219,457	70,155,361
Marvell Technology, Inc.	197,673	8,936,796
Maxim Integrated Products, Inc.	52,636	4,947,784
Microchip Technology, Inc.	18,534	2,785,475
Micron Technology, Inc. (a)	330,465	28,443,123
MKS Instruments, Inc.	3,982	713,216
ON Semiconductor Corp. (a)	120,362	4,694,118
Qorvo, Inc. (a)	33,848	6,369,178
Skyworks Solutions, Inc.	48,916	8,869,938
Texas Instruments, Inc.	136,974	24,725,177
		187,270,260
Software - 0.7%
2U, Inc. (a)(b)	13,744	539,452
Aspen Technology, Inc. (a)	1,363	178,335
Autodesk, Inc. (a)	21,757	6,351,086
C3.Ai, Inc. (b)	823	54,532
CDK Global, Inc.	31,544	1,690,443
Ceridian HCM Holding, Inc. (a)	10,300	973,144
Citrix Systems, Inc.	26,616	3,296,392
Crowdstrike Holdings, Inc. (a)	12,587	2,624,515
Datto Holding Corp. (b)	3,778	96,528
Duck Creek Technologies, Inc. (a)(b)	3,719	154,636
FireEye, Inc. (a)	51,999	1,033,480
Guidewire Software, Inc. (a)	20,165	2,127,609
Jamf Holding Corp. (a)	6,292	229,784
JFrog Ltd.	701	34,370
Manhattan Associates, Inc. (a)	2,043	280,381
McAfee Corp.	5,557	134,924
nCino, Inc. (a)(b)	2,280	149,089
Nuance Communications, Inc. (a)	84,501	4,492,918
Oracle Corp.	65,713	4,980,388
Pegasystems, Inc.	1,183	150,170
Salesforce.com, Inc. (a)	19,020	4,380,686
SolarWinds, Inc. (a)(b)	13,904	234,421
SS&C Technologies Holdings, Inc.	52,713	3,912,359
Synopsys, Inc. (a)	3,214	794,051
Teradata Corp. (a)(b)	7,575	374,735
Unity Software, Inc. (b)	1,510	153,386
		39,421,814
Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies, Inc. (a)	72,944	7,172,584
Hewlett Packard Enterprise Co.	382,769	6,131,959
HP, Inc.	383,170	13,069,929
NCR Corp. (a)	38,095	1,742,846
NetApp, Inc.	30,078	2,246,526
Pure Storage, Inc. Class A (a)	31,115	629,145
Western Digital Corp.	90,357	6,381,915
Xerox Holdings Corp.	50,082	1,208,979
		38,583,883

TOTAL INFORMATION TECHNOLOGY		538,645,210

MATERIALS - 4.8%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	57,282	16,524,711
Albemarle Corp. U.S.	34,343	5,775,462
Ashland Global Holdings, Inc.	16,428	1,416,258
Axalta Coating Systems Ltd. (a)	62,471	1,992,200
Cabot Corp.	16,448	902,666
Celanese Corp. Class A	33,752	5,287,251
CF Industries Holdings, Inc.	63,327	3,079,592
Corteva, Inc.	222,642	10,856,024
Dow, Inc.	220,380	13,773,750
DuPont de Nemours, Inc.	159,620	12,308,298
Eastman Chemical Co.	40,233	4,642,486
Ecolab, Inc.	59,275	13,284,713
Element Solutions, Inc.	64,450	1,410,166
FMC Corp.	30,847	3,647,349
Huntsman Corp.	59,414	1,703,399
International Flavors & Fragrances, Inc.	73,917	10,508,780
Linde PLC	156,122	44,625,912
LyondellBasell Industries NV Class A	76,102	7,894,821
NewMarket Corp.	361	125,119
Olin Corp.	42,285	1,819,524
PPG Industries, Inc.	70,022	11,990,567
RPM International, Inc.	6,197	587,723
The Chemours Co. LLC	48,482	1,464,156
The Mosaic Co.	102,444	3,603,980
The Scotts Miracle-Gro Co. Class A (b)	766	177,069
Valvoline, Inc.	53,914	1,692,900
W.R. Grace & Co.	10,658	732,524
Westlake Chemical Corp.	10,014	940,214
		182,767,614
Construction Materials - 0.3%
Eagle Materials, Inc.	12,245	1,691,524
Martin Marietta Materials, Inc.	18,439	6,511,180
Vulcan Materials Co.	39,215	6,989,682
		15,192,386
Containers & Packaging - 0.6%
Amcor PLC	397,470	4,670,273
Aptargroup, Inc.	19,055	2,873,685
Ardagh Group SA	5,448	146,333
Avery Dennison Corp.	14,519	3,109,534
Ball Corp.	6,032	564,836
Berry Global Group, Inc. (a)	26,307	1,673,651
Crown Holdings, Inc.	34,499	3,787,990
Graphic Packaging Holding Co.	61,962	1,149,395
International Paper Co.	116,680	6,767,440
Packaging Corp. of America	27,791	4,103,341
Sealed Air Corp.	46,095	2,277,093
Silgan Holdings, Inc.	23,231	979,651
Sonoco Products Co.	29,718	1,945,340
WestRock Co.	77,358	4,312,709
		38,361,271
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	430,311	16,227,028
Newmont Corp.	238,513	14,885,596
Nucor Corp.	89,418	7,355,525
Reliance Steel & Aluminum Co.	18,816	3,016,393
Royal Gold, Inc.	5,499	615,118
Southern Copper Corp. (b)	24,476	1,698,879
Steel Dynamics, Inc. (b)	59,463	3,224,084
		47,022,623

TOTAL MATERIALS		283,343,894

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Alexandria Real Estate Equities, Inc.	40,250	7,289,275
American Campus Communities, Inc.	40,601	1,835,571
American Homes 4 Rent Class A	80,912	2,996,980
Americold Realty Trust	63,461	2,563,190
Apartment Income (REIT) Corp.	43,908	1,982,446
Apartment Investment & Management Co. Class A	44,455	308,518
Apple Hospitality (REIT), Inc.	61,915	981,972
AvalonBay Communities, Inc.	41,761	8,018,112
Boston Properties, Inc.	46,146	5,046,065
Brandywine Realty Trust (SBI)	49,762	673,280
Brixmor Property Group, Inc.	87,844	1,962,435
Brookfield Property REIT, Inc. Class A	1,134	20,395
Camden Property Trust (SBI)	27,974	3,370,308
CoreSite Realty Corp.	3,860	468,951
Corporate Office Properties Trust (SBI)	33,158	929,750
Cousins Properties, Inc.	43,920	1,610,546
Crown Castle International Corp.	8,278	1,565,039
CubeSmart	57,280	2,425,235
CyrusOne, Inc.	35,644	2,595,953
Digital Realty Trust, Inc.	82,891	12,790,910
Douglas Emmett, Inc.	49,357	1,655,434
Duke Realty Corp.	109,296	5,084,450
Empire State Realty Trust, Inc.	42,401	482,947
EPR Properties	22,013	1,050,240
Equity Commonwealth	34,769	1,001,347
Equity Lifestyle Properties, Inc.	30,426	2,111,564
Equity Residential (SBI)	109,073	8,096,489
Essex Property Trust, Inc.	19,348	5,620,981
Extra Space Storage, Inc.	11,273	1,676,182
Federal Realty Investment Trust (SBI)	22,642	2,554,923
First Industrial Realty Trust, Inc.	37,988	1,890,663
Gaming & Leisure Properties	64,444	2,996,002
Healthcare Trust of America, Inc.	64,473	1,893,572
Healthpeak Properties, Inc.	159,994	5,494,194
Highwoods Properties, Inc. (SBI)	30,543	1,368,021
Host Hotels & Resorts, Inc.	207,368	3,765,803
Hudson Pacific Properties, Inc.	44,629	1,254,521
Invitation Homes, Inc.	166,460	5,836,088
Iron Mountain, Inc.	35,166	1,410,860
JBG SMITH Properties	36,206	1,180,678
Kilroy Realty Corp.	34,453	2,361,409
Kimco Realty Corp.	122,487	2,572,227
Lamar Advertising Co. Class A	25,489	2,524,431
Life Storage, Inc.	21,901	2,103,810
Medical Properties Trust, Inc.	170,119	3,751,124
Mid-America Apartment Communities, Inc.	33,789	5,316,023
National Retail Properties, Inc.	51,300	2,381,346
Omega Healthcare Investors, Inc.	67,981	2,583,278
Outfront Media, Inc.	42,763	1,042,134
Paramount Group, Inc.	55,199	585,661
Park Hotels & Resorts, Inc.	69,763	1,556,413
Prologis (REIT), Inc.	218,730	25,488,607
Public Storage	15,528	4,365,852
Rayonier, Inc.	39,160	1,420,725
Realty Income Corp.	110,969	7,673,506
Regency Centers Corp.	49,967	3,180,899
Rexford Industrial Realty, Inc.	38,881	2,159,840
SBA Communications Corp. Class A	28,388	8,508,451
Simon Property Group, Inc.	20,669	2,516,244
SL Green Realty Corp.	20,852	1,543,257
Spirit Realty Capital, Inc.	33,876	1,610,465
Store Capital Corp.	71,581	2,561,884
Sun Communities, Inc.	31,384	5,235,793
UDR, Inc.	86,886	4,035,855
Ventas, Inc.	110,748	6,142,084
VEREIT, Inc.	64,879	3,103,811
VICI Properties, Inc. (b)	158,591	5,027,335
Vornado Realty Trust	52,029	2,380,327
Weingarten Realty Investors (SBI)	36,050	1,165,857
Welltower, Inc.	124,093	9,310,698
Weyerhaeuser Co.	221,672	8,594,223
WP Carey, Inc.	51,635	3,866,945
		252,530,404
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	98,981	8,433,181
Howard Hughes Corp. (a)	11,590	1,251,025
Jones Lang LaSalle, Inc. (a)	15,271	2,869,574
		12,553,780

TOTAL REAL ESTATE		265,084,184

UTILITIES - 5.0%
Electric Utilities - 3.1%
Alliant Energy Corp.	74,096	4,161,972
American Electric Power Co., Inc.	147,494	13,084,193
Avangrid, Inc. (b)	16,746	852,371
Duke Energy Corp.	218,299	21,980,526
Edison International	106,145	6,310,320
Entergy Corp.	59,610	6,514,777
Evergy, Inc.	67,147	4,295,394
Eversource Energy	101,904	8,786,163
Exelon Corp.	289,163	12,994,985
FirstEnergy Corp.	160,835	6,098,863
Hawaiian Electric Industries, Inc.	31,775	1,368,232
IDACORP, Inc.	14,953	1,532,383
NextEra Energy, Inc.	581,838	45,098,263
NRG Energy, Inc.	47,123	1,687,946
OGE Energy Corp.	59,264	1,988,900
PG&E Corp. (a)	392,840	4,446,949
Pinnacle West Capital Corp.	33,373	2,825,024
PPL Corp.	228,682	6,661,507
Southern Co.	313,829	20,766,065
Xcel Energy, Inc.	156,002	11,122,943
		182,577,776
Gas Utilities - 0.1%
Atmos Energy Corp.	37,666	3,901,821
National Fuel Gas Co.	25,815	1,281,973
UGI Corp.	61,685	2,696,251
		7,880,045
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	196,133	5,456,420
Vistra Corp.	144,716	2,441,359
		7,897,779
Multi-Utilities - 1.5%
Ameren Corp.	73,070	6,199,259
CenterPoint Energy, Inc.	149,435	3,659,663
CMS Energy Corp.	84,759	5,457,632
Consolidated Edison, Inc. (b)	101,829	7,882,583
Dominion Energy, Inc.	242,220	19,353,378
DTE Energy Co.	57,016	7,983,380
MDU Resources Group, Inc.	59,125	1,978,323
NiSource, Inc. (b)	113,536	2,954,207
Public Service Enterprise Group, Inc.	149,967	9,471,916
Sempra Energy	86,057	11,838,861
WEC Energy Group, Inc.	93,745	9,109,202
		85,888,404
Water Utilities - 0.2%
American Water Works Co., Inc.	53,775	8,388,362
Essential Utilities, Inc.	66,327	3,125,992
		11,514,354

TOTAL UTILITIES		295,758,358

TOTAL COMMON STOCKS
(Cost $3,996,685,836)		5,866,092,074
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (c)
(Cost $999,988)	1,000,000	1,000,000
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.04% (d)	18,833,169	$18,836,936
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	85,526,638	85,535,191
TOTAL MONEY MARKET FUNDS
(Cost $104,371,750)		104,372,127
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $4,102,057,574)		5,971,464,201
NET OTHER ASSETS (LIABILITIES) - (1.5)%(f)		(87,986,865)
NET ASSETS - 100%		$5,883,477,336

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	45	June 2021	$9,392,400	$548,071	$548,071
CME E-mini S&P MidCap 400 Index Contracts (United States)	38	June 2021	10,337,140	454,475	454,475
TOTAL FUTURES CONTRACTS					$1,002,546

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,000,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $296,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,173
Fidelity Securities Lending Cash Central Fund	30,054
Total	$32,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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